Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

There were no changes in the carrying amount of goodwill for the six months ended June 30, 2015 and 2014.

No goodwill impairment was recognized in the six months ended June 30, 2015 and 2014.

Acquired intangible assets consisted of the following as of June 30, 2015 and December 31, 2014:

	As of June 30, 2015
	Gross
	Carrying	Accumulated	Net Carrying	Useful Lives
(in thousands)	Amount	Amortization	Amount	(Years)
Purchased technology	$110,000	$110,000	$—	1.4	to	2.5
ETF issuer relationships	950	296	654			9
ETF buyer relationships	950	296	654			9
	$111,900	$110,592	$1,308

	As of December 31, 2014
(in thousands)	Gross
	Carrying	Accumulated	Net Carrying	Useful Lives
	Amount	Amortization	Amount	(Years)
Purchased technology	$110,000	$110,000	$—	1.4	to	2.5
ETF issuer relationships	950	243	707			9
ETF buyer relationships	950	243	707			9
	$111,900	$110,486	$1,414

Amortization expense relating to finite-lived intangible assets was approximately $0.1 million and $0.1 million for the six months ended June 30, 2015 and 2014, respectively. This is included in amortization of purchased intangibles and acquired capitalized software in the accompanying condensed consolidated statements of comprehensive income.